Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Credit Loss [Abstract]
Balance at May 1	$ 25,217	$ 20,494
Provision for expected credit losses	653	4,528
Exchange rate differences	(256)	195
Balance at April 30	$ 25,614	$ 25,217